AMERICAN HERITAGE GROWTH FUND, INC.
                                                      LOGO
                                                       1370 Avenue of the
                                                       Americas
                                                       New York, N.Y. 10019
                                                       Tel: (212)
                                                       397-3900
                                                       Fax: (212)
                                                       397-4036

September 1998

To Our Valued Shareholders:
Our investment philosophy for American Heritage Growth Fund remains principally unchanged. We continue to focus on the long-term growth potential among a broad segment of industries. Stock selection includes blue chips and lesser-known companies. The holding period for our investments depends on the individual price movements and general market conditions and therefore varies between long and short-term. After the recent downturn we see extraordinary investment opportunities. My investment philosophy is regularly discussed in my monthly strategy report "The Viewpoint/Der Standpunkt", which is available upon request. I appreciate your confidence and hope it will be rewarding in the long term.

With kind regards,

/s/ Heiko Thieme
Heiko Thieme
Chairman

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 1998
                                  (Unaudited)
---------------------------------------------------------

                     ASSETS
Investments in securities, at value
  (cost $1,124,933)................  $   893,297
Cash...............................          158
Dividend and interest receivable...           12
Prepaid expenses...................          931
Due from investment advisor........       46,832
                                     -----------
  TOTAL ASSETS.....................      941,230
                                     -----------
                  LIABILITIES
Accrued expenses and other
  liabilities......................        8,449
                                     -----------
  TOTAL LIABILITIES................        8,449
                                     -----------
Contingencies                                 --
                   NET ASSETS
Net assets (equivalent to $.13 per
  share based on 7,104,189 shares
  of capital stock outstanding)....  $   932,781
                                     ===========
Composition of net assets:
Shares of common stock.............        7,104
Paid in capital....................    3,822,852
Accumulated net investment loss....      (24,837)
Accumulated net realized loss on
  investments......................   (2,640,702)
Net unrealized depreciation on
  investments......................     (231,636)
                                     -----------
NET ASSETS, July 31, 1998..........  $   932,781
                                     ===========

                                  Number of    Market
                                   Shares      Value
------------------------------------------------------
                COMMON STOCKS - 85.91%
APPLIANCES - 3.24%
Whirlpool Corp..................       500    $ 30,250
                                              --------

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JULY 31, 1998
                                  (Unaudited)
---------------------------------------------------------

                                  Number of    Market
                                   Shares      Value
------------------------------------------------------
BANKS AND FINANCE - .62%
Credit Depot Corp.*.............     8,000    $  5,750
                                              --------
BIOTECHNOLOGY - 11.93%
Genzyme Corp.*..................     1,500       7,969
Senetek PLC Sponsored ADR*(+)...    25,000      97,656
Xoma Corp.*.....................     1,500       5,625
                                              --------
                                               111,250
                                              --------
COMPUTERS - INTEGRATED SYSTEMS - .32%
Copytele Inc.*..................     1,500       2,953
                                              --------
COMPUTERS & PERIPHERALS - 5.10%
Quantum Corp.*..................     2,000      34,875
S3 Inc.*........................     1,500       6,234
Trident Microsystems*...........     1,500       6,469
                                              --------
                                                47,578
                                              --------
COMPUTER SOFTWARE - 5.51%
American Software Inc.*.........     1,500       8,531
Computer Associates
  International Inc. ...........     1,000      33,188
Forte Software Inc.*............     1,500       7,875
SystemSoft Corp.*...............     1,500       1,781
                                              --------
                                                51,375
                                              --------
DRUG DELIVERY SYSTEMS - .94%
Noven Pharmaceuticals Inc.*.....     1,500       8,813
                                              --------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 10.91%
Intel Corp. ....................       500      42,187
Motorola Inc. ..................       500      26,125
National Semiconductor Inc.*....     2,000      24,625
Oak Technology Inc.*............     1,500       4,875
Ramtron International Inc.*.....     1,500       3,938
                                              --------
                                               101,750
                                              --------

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------

                                  Number of    Market
                                   Shares      Value
------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS - .61%
LTX Corp.*......................     1,500    $  5,719
                                              --------
HEALTHCARE COST CONTAINMENT - .12%
FPA Medical Management Inc.*....     5,000       1,094
                                              --------
HUMAN RESOURCES - .39%
Employee Solutions, Inc.*.......     1,500       3,656
                                              --------
MEDICAL TECHNOLOGY - 3.67%
Miravant Medical
  Technologies*.................     2,000      34,250
                                              --------
METAL PROCESSORS & FABRICATION - .55%
Rohn Industries Inc. ...........     1,500       5,156
                                              --------
OIL, GAS & MINERALS - 2.78%
Coho Energy Inc.*...............     1,500       7,781
Halliburton Co. ................       500      18,156
                                              --------
                                                25,937
                                              --------
PHARMACEUTICALS - 4.63%
Magainin Pharmaceuticals
  Inc.*.........................     1,500       7,594
U.S. Bioscience Inc.*...........     5,000      35,625
                                              --------
                                                43,219
                                              --------
RADIO - 15.55%
CD Radio Inc.*..................     5,500     145,062
                                              --------

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------

                                  Number of    Market
                                   Shares      Value
------------------------------------------------------
REMEDIATION SERVICES - 1.81%
IDM Environmental Corp.*........    10,000    $ 16,875
                                              --------
RETAIL - 3.18%
Charming Shoppes Inc.*..........     1,500       6,891
Toys "R" Us Inc.*...............     1,000      22,750
                                              --------
                                                29,641
                                              --------
STEEL PRODUCERS - 2.98%
Armco Inc.*.....................     5,000      27,812
                                              --------
TELECOMMUNICATION EQUIPMENT & SOFTWARE - 1.69%
TCSI Corp.*.....................     1,500       7,313
Vtel Corp.*.....................     1,500       8,438
                                              --------
                                                15,751
                                              --------
TOBACCO - 4.70%
Philip Morris Companies,
  Inc. .........................     1,000      43,813
                                              --------
TRANSPORTATION - 4.16%
Boeing Co. .....................     1,000      38,812
                                              --------
WHOLESALE DISTRIBUTORS - .51%
Merisel Inc.*...................     1,500       4,781
                                              --------
TOTAL COMMON STOCKS                            801,297
                                              --------

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------

                                 Principal     Market
                                  Amount       Value
-------------------------------------------------------
SHORT TERM DEBT - 9.86%
Star Bank Repurchase
  Agreement....................   $92,000    $   92,000
                                             ----------
TOTAL INVESTMENTS - 95.77%                   $  893,297
                                             ==========

  *  Non-income producing
(+)  Foreign security

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                  (Unaudited)
---------------------------------------------------------

INVESTMENT INCOME:
Dividends...........................  $   1,637
Interest............................      8,601
                                      ---------
TOTAL INVESTMENT INCOME.............     10,238
                                      ---------
EXPENSES:
Investment advisory fees............      7,055
Transfer agent fees.................      4,198
Legal fees..........................     13,981
Audit fees..........................      4,810
Custodian fees......................      3,382
Fund accounting fees................      6,612
Postage and printing................     17,128
Registration fees and expenses......      7,753
Miscellaneous.......................      3,076
                                      ---------
TOTAL EXPENSES......................     67,995
Less: expense reimbursement from
  investment advisor................    (53,886)
                                      ---------
Net expenses........................     14,109
                                      ---------
Investment loss -- net..............     (3,871)
                                      ---------
Net realized gain on securities
  transactions......................     89,233
Net change in unrealized
  depreciation of investments.......   (167,355)
                                      ---------
Net loss on investments.............    (78,122)
                                      ---------
Net decrease in net assets resulting
  from operations...................  $ (81,993)
                                      =========

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------

                                  FOR THE        FOR THE
                                SIX MONTHS     YEAR ENDED
                                   ENDED       JANUARY 31,
                               JULY 31, 1998      1998
                               -------------   -----------
                                (UNAUDITED)
DECREASE IN NET ASSETS FROM OPERATIONS:
Investment loss -- net.......   $   (3,871)    $   (20,146)
Net realized gain (loss) on
  securities transactions....       89,233         (84,516)
Net change in unrealized
  appreciation/(depreciation)
  of investments.............     (167,355)          3,835
                                ----------     -----------
Net decrease in net assets
  resulting from
  operations.................      (81,993)       (100,827)
Distributions to
  shareholders:
  Investment income -- net...            0         (51,781)
  Net realized gains on
    investments..............            0               0
Capital share transactions...     (147,520)       (925,958)
                                ----------     -----------
  Net decrease in net
    assets...................     (229,513)     (1,078,566)
NET ASSETS:
Beginning of period..........    1,162,294       2,240,860
                                ----------     -----------
End of period................   $  932,781     $ 1,162,294
                                ==========     ===========

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1998
                                  (Unaudited)
---------------------------------------------------------
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
American Heritage Growth Fund, Inc. (the "Fund") was incorporated on February 14, 1994 and com
---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------
menced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objection of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

SECURITY VALUATIONS
The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales prices as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capital gains, after provision for carryover losses, if any, during each fiscal year. Any undistrib-

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------
uted amounts for any fiscal year will be paid first out of the subsequent year's distributions.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation of the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund, which loan is collateralized by the value of the underlying security. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the
---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------
date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT
AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives a fee of 1.25% of the Fund's average net asset value, computed daily and payable monthly. AHMC has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets. The percentages are 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of the average net assets in excess of $100,000,000. When calculating the Fund's expenses for the foregoing purpose, interest, taxes, brokerage commissions, extraordinary expenses, including expenses from litigation, as well as a portion of the Fund's custodian fees attributable to investment in foreign countries are excluded.

During the current period the Fund received $44,942 for the prior year's accrual for reimbursement from AHMC. At July 31, 1998 the Fund had a receivable of $53,886 due from AHMC. Additionally, the Fund owed AHMC $7,054 for the current period's management fee, for a net receivable of $46,832.

Heiko H. Thieme is the Fund's Chairman of the Board of Directors and Chief Executive Officer. Heiko H. Thieme is the Chairman of the Board of Directors,

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------
Chief Executive Officer, and Secretary of AHMC, of which he owns 90% of the outstanding shares.

During the six months ended July 31, 1998, the Fund paid brokerage commissions of $5,680 to Thieme Securities, Inc. of which Mr. Thieme is the owner. Thieme Securities, Inc. received 86.9% of all commissions paid by the Fund on security transactions where a commission was charged. The average commission per share paid to Theime Securities, Inc. was $.083.

NOTE 3. INVESTMENTS

For the six months ended July 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,122,660 and $901,586, respectively. The gross unrealized appreciation for all securities totaled $124,100 and the gross unrealized depreciation for all securities totaled $355,736 for a net unrealized depreciation of $231,636. The aggregate cost of securities for federal income tax purposes at July 31, 1998 was $1,124,933.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 1998 there were 250,000,000 shares of $0.001 par value capital stock authorized and total par value and paid in capital aggregated $3,829,956.

Transactions in capital stock were as follows:

                         FOR THE SIX MONTHS
                        ENDED JULY 31, 1998        FOR THE YEAR ENDED
                            (UNAUDITED)             JANUARY 31, 1998
                       ----------------------   -------------------------
                         SHARES      AMOUNT       SHARES        AMOUNT
                       ----------   ---------   -----------   -----------
Shares sold             1,073,752   $ 159,622     3,789,015   $   623,383
Shares issued in
 reinvestment of
 dividends                      0           0       338,893        48,090
Shares redeemed        (2,056,525)   (307,142)  (10,320,390)   (1,597,431)
                       ----------   ---------   -----------   -----------
Net increase/
 (decrease)              (982,773)  $(147,520)   (6,192,482)  $  (925,958)
                       ==========   =========   ===========   ===========

NOTE 5. BANK LOAN

The Fund has a demand secured bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. During the six-months ended July 31, 1998, there was no outstanding balance.
---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1998
                           (Continued) -- (Unaudited)
---------------------------------------------------------

NOTE 6. CONTINGENCIES

Certain expenses of the Fund aggregating approximately $15,000 have been paid by AHMC. AHMC has agreed to permit the Fund to defer repayment of that amount to AHMC until such time, if any, as the value of the Fund's net assets reaches $30,000,000. In addition, certain creditors of the Fund have also agreed to defer payment to them of approximately $70,000 in various fees until the value of the Fund's net assets reaches $30,000,000. If the value of the Fund's net assets reaches $30,000,000, the Fund will pay the foregoing amounts at that time. In such event, for purposes of computing the Fund's net asset value, the amount so paid will be amortized over a period of twelve months.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

On December 23, 1997, a distribution of $.0056 per share aggregating $51,781 was paid to shareholders of record on December 19, 1997 from net investment income which is treated as ordinary income for federal tax purposes.

As of January 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $2,730,000 which will expire between 2003 and 2006. If not utilized by then, the loss will be charged against paid in capital.

The Fund has and may continue to purchase securities on or shortly prior to their respective ex-dividend dates and to dispose of such securities soon thereafter. Such practice can increase the amount of taxable income of shareholders while decreasing the Fund's total return.

When the Fund deducts a distribution from its net asset value (NAV), automatic reinvestments are made at the Fund's NAV at the close of business that day. Cash distribution will be mailed within seven days of the distribution.

                      AMERICAN HERITAGE GROWTH FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  FOR THE SIX
                                    MONTHS
                                     ENDED        FOR THE       FOR THE       FOR THE       FOR THE PERIOD
                                   JULY 31,     YEAR ENDED    YEAR ENDED    YEAR ENDED    FROM MAY 25, 1994**
                                     1998       JANUARY 31,   JANUARY 31,   JANUARY 31,   THROUGH JANUARY 31,
                                  (UNAUDITED)      1998          1997          1996              1995
                                  -----------   -----------   -----------   -----------   -------------------
Net asset value, beginning of
  period........................  $      .14    $      .16    $     1.66    $     3.57        $     5.00
Income from investment
  operations:
  Net investment income.........         .00           .00           .24          1.51              2.17
Net gains or (losses) on
  securities (both realized and
  unrealized)...................       (.01)         (.01)         (.32)         (.69)            (1.24)
                                  ----------    ----------    ----------    ----------        ----------
Total from investment
  operations....................       (.01)         (.01)         (.08)           .82               .93
Less distributions:
  Dividends (from net investment
     income)....................         .00         (.01)        (1.42)        (2.73)            (2.36)
  Dividends (from net realized
     gains on investments)......          --            --            --            --                --
                                  ----------    ----------    ----------    ----------        ----------
Net asset value, end of
  period........................  $      .13    $      .14    $      .16    $     1.66        $     3.57
                                  ==========    ==========    ==========    ==========        ==========
Total return....................     (7.14)%       (9.00)%       (4.66)%        29.48%            30.42%*
Net assets, end of period.......  $  932,781    $1,162,294    $2,240,860    $4,932,970        $3,898,560
Ratio of expenses to average net
  assets........................       2.50%*        2.67%         2.81%         2.62%             2.50%*
Ratio of net investment income
  (loss) to average net
  assets........................      (.69)%*      (1.25)%        25.97%        44.46%            63.52%*
Portfolio turnover rate.........     123.56%       172.20%     1,378.14%     4,262.64%         3,213.89%

 * Annualized
** Commencement of operations

   The accompanying notes are an integral part of these financial statements.

                                          AMERICAN HERITAGE GROWTH FUND, INC.
                                          1370 Avenue of the Americas
   ADDRESS CORRECTION REQUESTED           New York, NY 10019

                                                    BULK RATE
                                                  U.S. POSTAGE
                                                      PAID
                                                  SECAUCUS, NJ
                                                  PERMIT NO. 237

                     AMERICAN
                     HERITAGE
LOGO                 GROWTH
                     FUND, INC.
-------------------------------------
                     SEMI-ANNUAL
                     REPORT
                     July 31, 1998

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.